Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Merchandise [Member]
Repurchase of franchise	$ 14,500	$ 14,500
FF&E [Member]
Repurchase of franchise	59,000	59,000
Customer Database [Member]
Repurchase of franchise	18,500	18,500
Goodwill [Member]
Repurchase of franchise	13,000	13,000
Restrictive Covenant [Member]
Repurchase of franchise	$ 60,000	$ 60,000